Schedule of Share-based Equity Awards and Warrants Excluded from Computation of Earnings (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	2,366,579	579,530	2,366,579	596,504
Shares Issued to Abaca Shareholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				3,126
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	38,770	29,475	38,770	42,832
Conversion of Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,456,187	333,274	1,456,187	333,274
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	871,252	216,781	871,252	216,781
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total				121
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	370		370	370
Reverse Stock Splits [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					595,314	63,123
Reverse Stock Splits [Member] | Shares Issued to Abaca Shareholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total						3,125
Reverse Stock Splits [Member] | Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					44,885	9,473
Reverse Stock Splits [Member] | Conversion of Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					333,275
Reverse Stock Splits [Member] | Conversion of Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					370	370
Reverse Stock Splits [Member] | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total					216,784	50,155